Income statement analysis	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Income statement analysis
Income statement analysis

			$ million
	2019	2018	2017
Interest and other income
Interest income from
Financial assets measured at amortized cost	371	421	288
Financial assets measured at fair value through profit or loss	49	39	—
Other income	349	313	369
	769	773	657
Currency exchange losses charged to the income statement[a]	37	368	83
Expenditure on research and development	364	429	391
Costs relating to the Gulf of Mexico oil spill (pre-interest and tax)[b]	319	714	2,687
Finance costs
Interest payable on lease liabilities[c]	379	51	56
Interest payable on other liabilities measured at amortized cost	2,410	2,147	1,662
Capitalized at 3.50% (2018 3.56% and 2017 2.25%)[d]	(374)	(419)	(297)
Unwinding of discount on provisions[e]	505	210	150
Unwinding of discount on other payables measured at amortized cost	569	539	503
	3,489	2,528	2,074

[a]	Excludes exchange gains and losses arising on financial instruments measured at fair value through profit or loss.

[b]	Included within production and manufacturing expenses.

[c]	Interest payable on lease liabilities in comparative periods relate to leases previously classified as finance leases under IAS 17.

[d]	Tax relief on capitalized interest is approximately $51 million (2018 $55 million and 2017 $64 million).
[e] From 1 July 2018, the group changed its method of discounting and unwinding provisions from using real rates to using nominal rates.